Stock-based Compensation Plans (Options Outstanding and Exercisable) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Stock-Based Compensation Plans [Abstract]
Exercise Prices	$ 12.50
Number Outstanding	103,700	144,834	171,750
Outstanding at end of year	103,700	144,834	171,750
Weighted Average Remaining Contractual Life (in years)	6 years 3 months
Weighted Average Exercise Price	$ 12.50	$ 12.50	$ 12.36